Property, plant and equipment, net	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Property Plant And Equipment [Abstract]
Property, plant and equipment, net

9. Property, plant and equipment, net

The following table provides the gross and net amount of property, plant and equipment:

	As of December 31,	As of March 31,
	2017	2018
Property, plant and equipment, gross	$666,031	$673,901
Less: accumulated depreciation and amortization	(459,001)	(468,866)
Property, plant and equipment, net	$207,030	$205,035

Depreciation expense on property, plant and equipment for the three months ended March 31, 2017 and 2018 was $11,230 and $12,275, respectively.  Computer software amortization for the three months ended March 31, 2017 and 2018 amounted to $2,679 and $3,212, respectively.

The depreciation and amortization expenses set forth above include the effect of the reclassification of foreign exchange (gains) losses related to the effective portion of foreign currency derivative contracts, amounting to $(228) and $(349) for the three months ended March 31, 2017 and 2018, respectively.

9. Property, plant and equipment, net

Property, plant and equipment, net consist of the following:

	As of December 31,
	2016	2017
Land	$9,635	$10,209
Buildings	44,487	46,007
Furniture and fixtures	37,421	43,091
Computer equipment and servers	187,119	210,725
Plant, machinery and equipment	84,677	92,981
Computer software	119,648	137,459
Leasehold improvements	92,313	102,072
Vehicles	6,753	6,418
Capital work in progress	18,501	17,069
Property, plant and equipment, gross	$600,554	$666,031
Less: accumulated depreciation, amortization and impairment	(407,336)	(459,001)
Property, plant and equipment, net	$193,218	$207,030

Depreciation expense on property, plant and equipment for the years ended December 31, 2015, 2016 and 2017 was $47,673, $45,826 and $44,909, respectively. Software amortization for the years ended December 31, 2015, 2016 and 2017 amounted to $9,114, $9,471 and $11,400, respectively.

The depreciation and amortization expenses set forth above include the effect of the reclassification of foreign exchange (gains) losses related to the effective portion of foreign currency derivative contracts, amounting to $2,501, $744 and $(1,727) for the years ended December 31, 2015, 2016 and 2017, respectively.

Property, plant and equipment, net include assets held under capital lease arrangements amounting to $3,183 and $3,302 as of December 31, 2016 and December 31, 2017, respectively. Depreciation expense in respect of these assets was $1,594, $1,564 and $1,682 for the years ended December 31, 2015, 2016 and 2017, respectively.

During the year ended December 31, 2017, the Company tested for recoverability a group of assets, comprised of computer software and a technology-related intangible asset, as a result of a downward revision to the forecasted cash flows to be generated by this group of assets. Based on the results of its testing, the Company determined that the carrying value of the group of assets exceeded the estimated undiscounted cash flows and the Company recorded an $8,000 write-down to reduce the carrying value to its fair value. The Company used the income approach to determine the fair value of the group of assets for the purpose of calculating the charge. This write-down has been recorded in other operating (income) expenses, net in the consolidated statement of income and has been allocated to computer software and technology-related intangible assets, amounting to $5,760 and $2,240, respectively.